UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT FUND, INC., California Money Market Fund - SEMIANNUAL REPORT FOR PERIOD ENDING SEPTEMBER 30, 2003


[LOGO OF USAA]
   USAA(R)

             USAA CALIFORNIA
                     MONEY MARKET Fund

                                  [GRAPHIC OF USAA CALIFORNIA MONEY MARKET FUND]

             S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                    5

FINANCIAL INFORMATION

   Portfolio of Investments                                                  12

   Notes to Portfolio of Investments                                         18

   Financial Statements                                                      19

   Notes to Financial Statements                                             22

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                   ... I BELIEVE MARKET VOLATILITY WILL CONTINUE

                                     TO BE THE NORM RATHER THAN THE EXCEPTION -

[PHOTO OF CHRISTOPHER W. CLAUS]          AN EXCELLENT REASON TO HAVE USAA'S

                                           SKILLED PROFESSIONALS MANAGING

                                                    YOUR MONEY.

                                                         "
--------------------------------------------------------------------------------

                 In an effort to stimulate the economy, the Federal Reserve Board (the Fed) has tried its best to execute the mandates of its charter: to promote sustainable economic growth, a high level of employment, low inflation, and moderate long-term interest rates. In some ways, the Fed has been successful. There is some increase in the pace of economic activity, inflation appears to be under control, and long-term interest rates are relatively low.

                 However, even after lowering short-term rates 13 times (for a total of 5.5% since January 2001), companies have not responded sufficiently to create new jobs in a substantial way. This has been especially discouraging given the additional economic growth that could have resulted from tax cuts and deficit spending programs.

                 Given the current economic landscape, I expect the Fed to keep short-term interest rates low until an economic recovery really has taken hold. Assuming the current fiscal and monetary stimulus works as planned, the gross domestic product (GDP) should show a growth rate of 4% or better through 2004. (The GDP is the total market value of all goods and services produced in the United States. We haven't seen an annual growth rate of more than 4% since 1999.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 If we experience this kind of growth, I believe money market yields may rise, and I would not be surprised to see the interest rate on the five-year Treasury reach 4% and the rate on the 10-year Treasury return to 5%.

                 That said, I believe market volatility will continue to be the norm rather than the exception -- an excellent reason to have USAA's skilled professionals managing your money. Our seasoned investment team works hard to deliver quality investment products to you.

                 We remain committed to providing you with our best advice, USAA service, and a variety of no-load mutual funds with competitive expense ratios and without excessive fees, sales loads, or contractual plans.

                 On behalf of all of us here at USAA, I would like to thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CALIFORNIA MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal and California state income taxes and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in high-quality California tax-exempt securities with maturities of 397 days or less.

--------------------------------------------------------------------------------
                                            9/30/03                 3/31/03
--------------------------------------------------------------------------------
Net Assets                              $475.5 Million          $482.6 Million
Net Asset Value Per Share                   $1.00                    $1.00

--------------------------------------------------------------------------------
                                            9/30/03                 3/31/03
--------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio
 Maturity                                  47 Days                 30 Days


                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING IT BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/03
--------------------------------------------------------------------------------
3/31/03 TO 9/30/03         1 YEAR       5 YEARS      10 YEARS        7-DAY YIELD
      0.35%*               0.88%         2.21%         2.68%             0.69%


* TOTAL RETURNS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                    7-DAY YIELD COMPARISON
--------------------------------------------------------------------------------

               [CHART OF 7-DAY YIELD COMPARISON]

                      USAA CALIFORNIA
                       MONEY MARKET
                           FUND               IMONEYNET AVERAGE
                      ---------------         -----------------
 9/30/2002                 1.34%                    1.02%
10/28/2002                 1.52                     1.20
11/25/2002                 1.13                     0.77
12/30/2002                 1.23                     0.87
 1/27/2003                 0.87                     0.55
 2/24/2003                 0.88                     0.59
 3/31/2003                 0.97                     0.65
 4/28/2003                 1.04                     0.79
  6/2/2003                 0.91                     0.67
 6/30/2003                 0.66                     0.50
 7/28/2003                 0.51                     0.35
 8/25/2003                 0.49                     0.32
 9/29/2003                 0.67                     0.47


                          [END CHART]

                       DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 9/29/03.

                 The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. All State Specific California SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF REGINA G. SHAFER]    REGINA G. SHAFER, CFA
                               USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2003, TO SEPTEMBER 30, 2003?

                 The USAA California Money Market Fund performed well for the six months ending September 30, 2003. For that time period, iMoneyNet, Inc. ranked the Fund 15 out of 71 California tax-exempt money market funds. The Fund had a return of 0.35%, and the average return for the category over the same period was 0.25%.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

                 As the economic numbers continued to suggest a slow recovery, the Federal Reserve Board (the Fed) lowered the federal funds rate to 1.0% during June 2003. The cut was the Fed's 13(th) rate adjustment -- for a total of 5.5% -- since January 2001.

                 Interest rates, as measured by the Bond Buyer One-Year Note Index, ranged from a high of 1.19% in April to a low of 0.83% in June 2003. After the Fed's June rate cut, yields on these notes began an upward trend. By the end of September 2003, the yield on the average one-year tax-exempt note was 1.09%. Weekly variable-rate demand notes (VRDNs) ranged from 0.70% to 1.36% during the same period.

WHAT ARE THE CONDITIONS IN THE STATE OF CALIFORNIA?

                 The California state government is suffering with budget problems because of a dramatic decline in operating revenues. Although the

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 state has a deep and diversified economy, the fiscal problems are significant. As a result, the state received some credit downgrades during the period. Current ratings on the state are A3 (Moody's Investors Service), BBB (Standard & Poor's Ratings), and A (Fitch Ratings), with both Moody's and Fitch having negative outlooks. These ratings are the lowest in California's credit rating history. Achieving a timely solution to the state's fiscal crisis will depend upon the level of cooperation and statesmanship between the Legislature and Governor-elect Schwarzenegger.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 We continued to place strong emphasis on credit research and analysis. Our team of analysts follows our securities, and each purchase is typically reviewed regularly. Most of the securities also have letters of credit or other credit enhancements guaranteeing payment of the bonds' principal and interest. In the case of VRDNs, the letters of credit also guarantee payment of any demand feature.

                 We sought competitive yields while preserving shareholder capital and liquidity. The portfolio consisted of a diversified mix of fixed-rate instruments and VRDNs. Fixed-rate instruments pay a fixed rate of interest, providing stability in the yield. VRDNs, however, have interest rates that are reset every seven days or less. A VRDN's yield generally rises if interest rates rise and falls if interest rates fall. They also provide considerable flexibility because they have a demand feature that provides the owner the option to sell the bond back to the issuer at par value (100% of face value) plus accrued interest with a notice of seven days or less.

WHAT IS THE OUTLOOK?

                 Given the slow pace of the economic recovery, we do not expect the Fed to raise interest rates before the second quarter of 2004. However, mixed economic signals may cause some volatility in longer-term interest rates. We plan to continue looking for opportunities to enhance the yield while protecting the safety of your principal.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------------
                 TOP 10 INDUSTRIES
                 (% of Net Assets)
---------------------------------------------------

General Obligation                            20.9%

Appropriated Debt                             15.4%

Hospital                                      15.1%

Electric Utilities                             9.3%

Water/Sewer Utility                            8.3%

Community Service                              4.8%

Electric/Gas Utility                           4.5%

Real Estate Tax/Fee                            4.3%

Multifamily Housing                            3.2%

Special Assessment/Tax/Fee                     3.1%
---------------------------------------------------

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-17.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                 PORTFOLIO MIX
                    9/30/03

          [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes                 76.2%
Fixed-Rate Instruments                     21.7%
Put Bonds                                   2.7%

                [END PIE CHART]

 PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-17.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
             CUMULATIVE PERFORMANCE OF $10,000
--------------------------------------------------------------------------------

        [CHART OF CUMULATIVE PERFORMANCE OF $10,000]


                                                   USAA CALIFORNIA
                                                    MONEY MARKET
                                                        FUND
                                                   ---------------
Sep-93                                                $10,000
Oct-93                                                 10,017
Nov-93                                                 10,036
Dec-93                                                 10,054
Jan-94                                                 10,071
Feb-94                                                 10,088
Mar-94                                                 10,105
Apr-94                                                 10,123
May-94                                                 10,145
Jun-94                                                 10,164
Jul-94                                                 10,183
Aug-94                                                 10,208
Sep-94                                                 10,232
Oct-94                                                 10,257
Nov-94                                                 10,283
Dec-94                                                 10,313
Jan-95                                                 10,342
Feb-95                                                 10,371
Mar-95                                                 10,403
Apr-95                                                 10,433
May-95                                                 10,470
Jun-95                                                 10,501
Jul-95                                                 10,531
Aug-95                                                 10,562
Sep-95                                                 10,593
Oct-95                                                 10,625
Nov-95                                                 10,657
Dec-95                                                 10,689
Jan-96                                                 10,721
Feb-96                                                 10,749
Mar-96                                                 10,775
Apr-96                                                 10,806
May-96                                                 10,837
Jun-96                                                 10,863
Jul-96                                                 10,891
Aug-96                                                 10,920
Sep-96                                                 10,950
Oct-96                                                 10,979
Nov-96                                                 11,007
Dec-96                                                 11,039
Jan-97                                                 11,068
Feb-97                                                 11,095
Mar-97                                                 11,123
Apr-97                                                 11,154
May-97                                                 11,187
Jun-97                                                 11,220
Jul-97                                                 11,251
Aug-97                                                 11,279
Sep-97                                                 11,312
Oct-97                                                 11,343
Nov-97                                                 11,373
Dec-97                                                 11,408
Jan-98                                                 11,438
Feb-98                                                 11,465
Mar-98                                                 11,496
Apr-98                                                 11,530
May-98                                                 11,562
Jun-98                                                 11,596
Jul-98                                                 11,625
Aug-98                                                 11,654
Sep-98                                                 11,683
Oct-98                                                 11,712
Nov-98                                                 11,741
Dec-98                                                 11,770
Jan-99                                                 11,795
Feb-99                                                 11,816
Mar-99                                                 11,844
Apr-99                                                 11,870
May-99                                                 11,898
Jun-99                                                 11,929
Jul-99                                                 11,954
Aug-99                                                 11,982
Sep-99                                                 12,009
Oct-99                                                 12,036
Nov-99                                                 12,069
Dec-99                                                 12,101
Jan-00                                                 12,129
Feb-00                                                 12,154
Mar-00                                                 12,184
Apr-00                                                 12,213
May-00                                                 12,257
Jun-00                                                 12,292
Jul-00                                                 12,327
Aug-00                                                 12,363
Sep-00                                                 12,396
Oct-00                                                 12,433
Nov-00                                                 12,471
Dec-00                                                 12,505
Jan-01                                                 12,534
Feb-01                                                 12,561
Mar-01                                                 12,587
Apr-01                                                 12,624
May-01                                                 12,656
Jun-01                                                 12,683
Jul-01                                                 12,710
Aug-01                                                 12,732
Sep-01                                                 12,752
Oct-01                                                 12,775
Nov-01                                                 12,793
Dec-01                                                 12,807
Jan-02                                                 12,819
Feb-02                                                 12,831
Mar-02                                                 12,843
Apr-02                                                 12,856
May-02                                                 12,871
Jun-02                                                 12,883
Jul-02                                                 12,895
Aug-02                                                 12,908
Sep-02                                                 12,920
Oct-02                                                 12,935
Nov-02                                                 12,949
Dec-02                                                 12,960
Jan-03                                                 12,970
Feb-03                                                 12,979
Mar-03                                                 12,988
Apr-03                                                 12,998
May-03                                                 13,009
Jun-03                                                 13,017
Jul-03                                                 13,022
Aug-03                                                 13,027
Sep-03                                                 13,033


                       [END OF CHART]

                       DATA FROM 9/30/93 THROUGH 9/30/03.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA California Money Market Fund.

                 Past performance is no guarantee of future results, and the value of your investment will vary according to the Fund's performance. Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 The Fund's investments consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CALIFORNIA MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

                 (LOC)    Enhanced by a bank letter of credit.
                 (LIQ)    Enhanced by a bank or nonbank liquidity agreement.
                 (NBGA)   Enhanced by a nonbank guarantee agreement.
                 (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
-------------------------------------------------------------------------------

                 COP      Certificate of Participation
                 CP       Commercial Paper
                 GO       General Obligation
                 IDA      Industrial Development Authority/Agency
                 IDRB     Industrial Development Revenue Bond
                 MERLOT   Municipal Exempt Receipts-Liquidity Optional Tender
                 MFH      Multifamily Housing
                 MLO      Municipal Lease Obligation
                 PCRB     Pollution Control Revenue Bond
                 RAN      Revenue Anticipation Note
                 RB       Revenue Bond
                 TRAN     Tax Revenue Anticipation Note

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (76.2%)

              CALIFORNIA (74.1%)
$   5,600     Alameda Contra Costa Schools Financing
                Auth. COP (MLO), Series B (LOC)                       1.08%      7/01/2023      $ 5,600
    9,000     Alameda County IDA RB, Series 1994                      1.40       6/01/2004        9,000
    3,100     Apple Valley COP (MLO), Series 2001 (LOC)               1.10       9/01/2015        3,100
   10,620     Avalon Public Financing Auth. Tax
                Allocation Bonds, Series 1998 (LOC)                   2.00       8/01/2024       10,620
    9,690     Beaumont Utility Auth. RB,
                Series 2001A (NBGA)                                   1.13       9/01/2041        9,690
    2,175     Chula Vista Charter City RB (LOC)                       1.05      12/01/2010        2,175
   15,500     Chula Vista IDRB, Series 1996A                          1.35       7/01/2021       15,500
   11,000     Corona MFH RB, Series 1985B (NBGA)(a)                   1.08       2/01/2023       11,000
    1,400     Davis Community Facilities District RB,
                Series 2000 (LOC)                                     1.05       9/01/2024        1,400
    1,950     Duarte COP (MLO), Series A (NBGA)                       2.00       7/01/2022        1,950
    4,400     Educational Facilities Auth. RB,
                Series 1998A (LOC)                                    1.10      12/01/2028        4,400
    4,000     Fremont COP (MLO), Series 1991 (LOC)                    1.10       8/01/2022        4,000
    5,780     Hacienda La Puente Unified School
                District COP (MLO) (LOC)                              1.45      10/01/2009        5,780
      690     Hanford 1997 COP (MLO) (LOC)                            2.00       3/01/2008          690
    5,655     Hanford Sewer System RB,
                Series 1996A (LOC)                                    2.00       4/01/2023        5,655
    8,000     Health Facilities Financing Auth. RB,
                Series 1994                                           1.08      10/01/2024        8,000
              Infrastructure and Economic Development
                Bank RB,
   12,800       Series 2000A (LIQ)(INS)                               1.10       4/01/2008       12,800
    6,150       Series 2001 (LOC)                                     1.10      10/01/2027        6,150
    7,000       Series 2002 (LIQ)(INS)                                1.03       7/01/2032        7,000
   13,100     Irvine Public Facilities and
                Infrastructure Auth. RB (MLO),
                Series 1985 (LOC)                                     1.15      11/01/2010       13,100
    3,420     Lemoore COP (MLO), Series 1995 (LOC)                    2.05      11/01/2020        3,420
   12,905     Long Beach Health Facility RB, Series 1991              1.08      10/01/2016       12,905
   13,960     Los Angeles Department of Water and
                Power RB, Series 2001A, Series ZTC-16
                Certificates (LIQ)(INS)(a)                            1.16       7/01/2018       13,960

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
$  20,505     Los Angeles Senior COP (MLO) Series 2000,
                MERLOT Series 2000 NN (LIQ)(INS)(a)                   1.29%     11/01/2031     $ 20,505
   10,390     Los Angeles Unified School District GO,
                Election of 2002, Series A,
                Series ZTC-57A Certificates (LIQ)(INS)(a)             1.16       7/01/2019       10,390
    2,345     Maywood Public Financing Auth.,
                Series 1999 (LOC)                                     1.10       2/01/2027        2,345
    4,000     Monrovia Redevelopment Agency COP,
                Series 1984 (NBGA)                                    1.00      12/01/2014        4,000
    8,585     Moreno Valley COP (MLO),
                Series 1997 (NBGA)                                    1.10       6/01/2027        8,585
    2,300     Novato MFH RB, Series 2002 (LOC)                        1.10      10/01/2032        2,300
    3,000     Oakland RB, Series 1999A, MERLOT
                Series 2000M (LIQ)(INS)(a)                            1.09       1/01/2029        3,000
    2,400     Ontario Redevelopment Agency Housing
                Financing RB, Series 1997A (NBGA)                     1.05       9/01/2027        2,400
    5,000     Rescue Union School District COP (MLO),
                Series 2001 (LIQ)(INS)                                1.08      10/01/2025        5,000
    9,200     Riverside County COP (MLO),
                Series 1985A (LOC)                                    1.05      12/01/2015        9,200
    1,400     San Diego County COP (LOC)                              1.15       1/01/2023        1,400
    1,400     San Rafael Industrial RB, Series 1984 (LOC)             1.10      10/01/2004        1,400
    8,605     San Ramon Valley Unified School
                District COP (MLO), Series 2001 (LOC)                 1.10      12/01/2022        8,605
              Santa Clara County El Camino Hospital
                District Hospital Facilities Auth. RB (MLO),
    1,200       Series A (LOC)                                        1.10       8/01/2015        1,200
    8,725       Series B (LOC)                                        1.10       8/01/2015        8,725
    1,800     Santa Clara County Housing Auth. MFH RB,
                Series 2003A (LOC)                                    1.05       7/01/2033        1,800
   15,000     State Department of Water Resources RB,
                Series 2002C-7 (LIQ)(INS)                             1.15       5/01/2022       15,000
              State Financing Auth. PCRB,
      800       Series 1996E (LOC)                                    1.27      11/01/2026          800
    7,950       Series 1996F (LOC)                                    1.27      11/01/2026        7,950
              State GO,
    5,000       Series 2003C-3 (LOC)                                  1.05       5/01/2033        5,000
   10,000       Series 2003C-4 (LOC)                                  1.08       5/01/2033       10,000
    3,200     Statewide Communities Development Auth.
                COP, Series 1998 (LOC)                                1.18       6/01/2013        3,200

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
              Statewide Communities Development Auth. RB,
$  13,000       Series 2002B                                          1.17%     11/01/2030     $ 13,000
    1,500       Series 2003B                                          1.17       8/15/2025        1,500
   18,000     Torrance Hospital RB, Series 1992 (LOC)                 1.08       2/01/2022       18,000
    3,750     Vernon Electric System RB,
                Series 2003A (LOC)                                    1.05       4/01/2033        3,750
   10,600     West Basin Municipal Water District COP,
                Series 1999A (LOC)                                    1.15       8/01/2029       10,600
    4,710     West Hollywood Public Facilities Corp.
                COP (MLO), Series 1998 (LOC)                          2.00       2/01/2025        4,710

              PUERTO RICO (2.1%)
    9,935     Commonwealth Public Improvement Bonds
                of 2000 GO, MERLOT Series 2000EE (LIQ)(INS)(a)        1.08       7/01/2029        9,935
                                                                                               --------
              Total variable-rate demand notes (cost: $362,195)                                 362,195
                                                                                               --------

              PUT BONDS (2.7%)

              CALIFORNIA
    7,400     San Diego IDRB, Series 1995 A                           1.05       9/01/2020        7,400
    5,500     Statewide Communities Development Auth.
                RB, Series 2001A                                      1.38       8/01/2031        5,500
                                                                                               --------
              Total put bonds (cost: $12,900)                                                    12,900
                                                                                               --------

              FIXED-RATE INSTRUMENTS (21.7%)

              CALIFORNIA (19.7%)
   15,500     Antioch Unified School District 2003
                TRAN GO                                               1.50       7/14/2004       15,560
    2,090     Educational Facilities Auth. RB,
                Series 2003A (INS)                                    4.00       9/01/2004        2,147
   13,750     Los Angeles Wastewater System CP
                Revenue Notes                                         1.05       1/21/2004       13,750
    1,640     Napa Valley Unified School District GO,
                Series 2003 (INS)                                     2.00       2/01/2004        1,645
    5,000     Placentia 2003 TRAN                                     1.25       6/30/2004        5,013
    3,300     Placer County Office of Education 2002 TRAN             1.88      10/17/2003        3,301
    4,735     Poway Redevelopment Agency Tax
                Allocation Bonds, Series 2003A (INS)(b)               2.00       6/15/2004        4,767

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL       MARKET
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
$  18,400     San Ramon Valley Unified School
                District 2002-03 TRAN                                 1.48%     11/20/2003     $ 18,400
    1,490     Santa Cruz County Redevelopment Agency
                2003 Tax Allocation Refunding Bonds (INS)             2.00       9/01/2004        1,503
    4,200     Santa Monica-Malibu Unified School
                District 2003-04 TRAN                                 1.75       9/22/2004        4,229
    3,500     School Project for Utility Rate
                Reduction 2002 RAN                                    1.60      10/16/2003        3,500
   16,000     Vallejo City Unified School District
                2003-04 TRAN                                          1.75       9/24/2004       16,095
    4,000     Ventura County Public Finance Auth. CP
                (MLO) (LOC)                                           0.90      11/07/2003        4,000

              PUERTO RICO (2.0%)
    5,000     Government Development Bank CP                          0.95      11/21/2003        5,000
    4,340     Government Development Bank CP                          1.03      11/25/2003        4,340
                                                                                               --------
              Total fixed-rate instruments (cost: $103,250)                                     103,250
                                                                                               --------

              TOTAL INVESTMENTS (COST: $478,345)                                               $478,345
                                                                                               ========

18

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                 Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Restricted security that is not registered under the
                     Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by the Manager under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

                 (b) At September 30, 2003, the cost of securities purchased on a when-issued basis was $4,767,000.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

ASSETS

  Investments in securities (valued at amortized cost)                $  478,345
  Cash                                                                     1,238
  Receivables:
     Capital shares sold                                                     419
     Interest                                                              1,006
                                                                      ----------
        Total assets                                                     481,008
                                                                      ----------

LIABILITIES

  Payables:
     Securities purchased (when-issued securities of $4,767)               4,767
     Capital shares redeemed                                                 548
     Dividends on capital shares                                              13
  Accrued management fees                                                    122
  Accrued transfer agent's fees                                               16
  Other accrued expenses and payables                                         28
                                                                      ----------
        Total liabilities                                                  5,494
                                                                      ----------
          Net assets applicable to capital shares outstanding         $  475,514
                                                                      ==========
NET ASSETS CONSIST OF:

  Paid-in capital                                                     $  475,514
                                                                      ==========
  Capital shares outstanding                                             475,514
                                                                      ==========
  Authorized shares of $.01 par value                                  2,435,000
                                                                      ==========
  Net asset value, redemption price, and offering price per share     $     1.00
                                                                      ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2003 (UNAUDITED)

INVESTMENT INCOME

  Interest income                                        $2,896
                                                         ------

EXPENSES

  Management fees                                           761
  Administrative and servicing fees                         243
  Transfer agent's fees                                      93
  Custodian's fees                                           57
  Postage                                                    10
  Shareholder reporting fees                                 17
  Directors' fees                                             4
  Professional fees                                          23
  Other                                                       4
                                                         ------
     Total expenses                                       1,212
                                                         ------

NET INVESTMENT INCOME                                    $1,684
                                                         ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CALIFORNIA MONEY MARKET FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2003 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2003

                                                  9/30/2003    3/31/2003
                                                  ----------------------
FROM OPERATIONS

  Net investment income                           $   1,684    $   5,255
                                                  ----------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                              (1,684)      (5,255)
                                                  ----------------------

FROM CAPITAL SHARE TRANSACTIONS

  Proceeds from shares sold                         211,589      369,313
  Dividend reinvestments                              1,586        4,959
  Cost of shares redeemed                          (220,246)    (379,478)
                                                  ----------------------
     Decrease in net assets from
        capital share transactions                   (7,071)      (5,206)
                                                  ----------------------
  Net decrease in net assets                         (7,071)      (5,206)

NET ASSETS

  Beginning of period                               482,585      487,791
                                                  ----------------------
  End of period                                   $ 475,514    $ 482,585
                                                  ======================

CHANGE IN SHARES OUTSTANDING

  Shares sold                                       211,589      369,313
  Shares issued for dividends reinvested              1,586        4,959
  Shares redeemed                                  (220,246)    (379,478)
                                                  ----------------------
     Decrease in shares outstanding                  (7,071)      (5,206)
                                                  ======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CALIFORNIA MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA California Money Market Fund (the Fund). The Fund's investment objective is to provide investors with a high level of current interest income that is exempt from federal and California state income taxes, with a further objective of preserving capital and maintaining liquidity.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Pursuant to Rule 2a-7 under the Investment Company Act of
                    1940, securities in the Fund are stated at amortized cost, which approximates market value.

                 2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the straight-line method. The Fund concentrates its investments in California tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

              D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. As of September 30, 2003, the cost of outstanding when-issued commitments for the Fund was $4,767,000.

              E. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended September 30, 2003, these fee-offset arrangements did not affect the Fund's expenses.

              F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2004, in accordance with applicable tax law.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         The cost of securities at September 30, 2003, for federal tax purposes, was approximately the same as that reported in the financial statements.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA California Bond and USAA California Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $761,000, resulting in an effective management fee of 0.31% of the Fund's average net assets.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $243,000.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended September 30, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $93,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                      PERIOD ENDED
                                      SEPTEMBER 30,                           YEAR ENDED MARCH 31,
                                      ------------------------------------------------------------------------------------
                                          2003             2003           2002           2001         2000           1999
                                      ------------------------------------------------------------------------------------
Net asset value at
    beginning of period               $   1.00         $   1.00       $   1.00       $   1.00     $   1.00       $   1.00
Income from investment operations:
    Net investment income                  .00(c)           .01            .02            .03          .03            .03
Less distributions:
    From net investment income            (.00)(c)         (.01)          (.02)          (.03)        (.03)          (.03)
                                      -----------------------------------------------------------------------------------
Net asset value at end of period      $   1.00         $   1.00       $   1.00       $   1.00     $   1.00       $   1.00
                                      ===================================================================================
Total return (%)*                          .35             1.13           2.03           3.32         2.86           3.03
Net assets at
    end of period (000)               $475,514         $482,585       $487,791       $445,247     $425,235       $439,208
Ratio of expenses to
    average net assets (%)**               .50(a,b)         .50(b)         .48(b)         .42          .41            .42
Ratio of net investment income
    to average net assets (%)**            .69(a)          1.12           1.98           3.26         2.83           2.99

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended September 30, 2003, average net assets were
    $486,316,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses, excluding any fee-offset arrangements, which did not affect the Fund's expense ratios.
(c) Represents less than $.01 per share.

28

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

            DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

  INDEPENDENT AUDITOR        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------
   Receive this document
   and others electronically.
   Sign up at USAA.COM.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39602-1103                                   (C)2003, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.